Share-Based Payment (Details) - shares	1 Months Ended	12 Months Ended
	May 19, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) [Line Items]
Exercised period		5 years
Weighted average contractual life of the stock option		4 years	4 years 3 months 18 days
Restricted stock units description	the Board of Directors approved the grant of 200,000 RSUs (during the year December 31, 2021: 200,000 RSUs) to certain members of senior management which vest 25% upfront and an additional 25% every 6 months (during the year ended December 31, 2021: vest ratably, on an annual basis, over a three-year period). The value of the RSUs on the grant date was $1.91 per unit (during the year December 31, 2021: $4.05 per unit).
Board of Directors [Member]
Share-Based Payment (Details) [Line Items]
Stock option grants to purchase (in Shares)		9,592,000